FORM 24F-2
                        Annual Notice of Securities Sold
                             Pusuant to Rule 24f-2
________________________________________________________________________________


1.   Names and address of issuer:

     EVERGREEN EQUITY TRUST
     2500 Westchester Avenue
     Purchase, New York 10577


2.   Name  of each series or class of funds for which this notice is filed:

     EVERGREEN GLOBAL REAL ESTATE EQUITY FUND
     EVERGREEN GLOBAL LEADERS FUND

3.   Investment Company Act File Number:     811-5684

     Securities Act File Number:             33-25378



4.   Last day of fiscal year for which this notice is filed:

     October 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                 [ ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):




7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning
     of the fiscal year:      N/A

     Evergreen Global Real Estate Equity Fund
     Evergreen Global Leaders Fund




8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                NONE


9.   Number and aggregate sale price of securities sold during the fiscal year:

     Evergreen Global Real Estate Equity Fund  1,278,630          16,048,070
     Evergreen Global Leaders Fund             6,419,386          72,822,447
                                               -------------     -------------
                                               7,698,016 shares  $88,870,517

10. Number and aggregate sale price of securities [*35] sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Evergreen Global Real Estate Equity Fund  1,278,630          16,048,070
     Evergreen Global Leaders Fund             6,419,386          72,822,447
                                               -------------     -------------
                                               7,698,016 shares  $88,870,517


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
     (see Instruction B.7):

     Evergreen Global Real Estate Equity Fund     ---              ---
     Evergreen Global Leaders Fund               1,378            14,211
                                               -------------     -------------
                                                 1,378  shares  $ 14,211

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

     Evergreen Global Real Estate Equity Fund  1,278,630          16,048,070
     Evergreen Global Leaders Fund             6,419,386          72,822,447
                                               -------------     -------------
                                               7,698,016 shares  $88,870,517


     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

     Evergreen Global Real Estate Equity Fund       ---              ---
     Evergreen Global Leaders Fund                 1,378            14,211
                                                 -------------     -----------
                                                   1,378  shares  $ 14,211

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

     Evergreen Global Real Estate Equity Fund  (2,663,720)       (33,339,082)
     Evergreen Global Leaders Fund             (  187,809)       ( 2,122,493)
                                               -------------     -------------
                                               (2,851,529)shares ($35,461,575)

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
          (if applicable): N/A

     Evergreen Global Real Estate Equity Fund
     Evergreen Global Leaders Fund


     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv) (if applicable):

     Evergreen Global Real Estate Equity Fund  (17,291,012)
     Evergreen Global Leaders Fund              70,714,165
                                               -----------
                                               $53,423,153

     (vi) Multiplier prescibed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): /3300


    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:  $ 16,189



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [x]



     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: December 30, 1996



     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title) *   /s/ John J. Pileggi
                                   John J. Pileggi
                                   President & Treasurer
                                   _____________________



     Date   December 30, 1996